CONSOLIDATED STATEMENTS OF OPERATIONS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 RUB (₽) ₽ / shares shares	Dec. 31, 2019 RUB (₽) ₽ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	₽ 356,171	$ 4,794.2	₽ 218,344	₽ 175,391
Operating costs and expenses:
Cost of revenues (1)	173,952	2,341.4	85,734	55,788
Product development (1)	48,461	652.3	36,339	29,209
Sales, general and administrative (1)	122,924	1,654.7	62,913	50,295
Depreciation and amortization	24,111	324.5	17,687	14,777
Goodwill impairment | ₽	0		0	762
Total operating costs and expenses	369,448	4,972.9	202,673	150,831
Income/(loss) from operations	(13,277)	(178.7)	15,671	24,560
Interest income	4,615	62.1	3,869	3,315
Interest expense	(3,711)	(50.0)	(2,373)	(74)
Effect of consolidation of Yandex Market | ₽			19,230
Income/(loss) from equity method investments	6,367	85.7	(2,175)	(3,886)
Other income/(loss), net	(1,217)	(16.3)	2,321	(1,194)
Income/(loss) before income tax expense	(7,223)	(97.2)	36,543	22,721
Income tax expense	7,430	100.0	13,193	11,656
Net income/(loss)	(14,653)	(197.2)	23,350	11,065
Net loss/(income) attributable to noncontrolling interests	(16)	(0.2)	1,363	1,627
Net income/(loss) attributable to Yandex N.V.	₽ (14,669)	$ (197.4)	₽ 24,713	₽ 12,692
Net income/(loss) per Class A and Class B share:
Basic | (per share)	₽ (40.48)	$ (0.54)	₽ 72.52	₽ 38.80
Diluted | (per share)	₽ (40.48)	$ (0.54)	₽ 69.77	₽ 37.81
Weighted average number of Class A and Class B shares used in per share computation:
Basic (in shares) | shares	362,386,669	362,386,669	340,764,574	327,127,314
Diluted (in shares) | shares	362,386,669	362,386,669	353,382,841	335,428,137